Other Assets and Liabilities	12 Months Ended
Dec. 31, 2021
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Other Assets and Liabilities
9.	Other Assets and Liabilities
Other assets and liabilities as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Other assets
Advance payments	￦	168,302	￦	151,266
Prepaid expenses		66,578		100,697
Contract cost		1,804,948		1,801,244
Contract assets		586,438		745,085
Others		18,747		39,979
Less: Non-current		(768,661)		(793,948)

Current	￦	1,876,352	￦	2,044,323

Other liabilities
Advances received 1	￦	328,491	￦	372,375
Withholdings		105,415		135,160
Unearned revenue 1		29,593		35,577
Lease liabilities		1,143,640		1,159,369
Contract liabilities		384,133		323,651
Others		21,597		25,757
Less: Non-current		(909,570)		(927,596)

Current	￦	1,103,299	￦	1,124,293

1	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).